Shareholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Share Based Compensation Activity

The following is a summary of activity under the 1996 Plan, the 2005 Plan and the Directors’ Plan as of December 31, 2013:

		Options Outstanding
	Shares Available for Grant of Option or Award	Number of Shares	Price per Share			Weighted Average Exercise Price
Balance at December 31, 2011	750,133	6,843,508	$0.12	—	$24.10	$1.05
Options granted	(560,000)	560,000	$0.15	—	$0.15	$0.15
Increase in authorized shares	4,000,000	—	$—	—	$—	$—
Options cancelled	648,308	(648,308)	$0.13	—	$24.10	$2.52
Restricted stock awards granted	(1,884,417)	—	$—	—	$—	$—

Balance at December 31, 2012	2,954,024	6,755,200	$0.12	—	$12.00	$0.83
Options granted	(1,170,000)	1,170,000	$0.12	—	$0.20	$0.16
Increase in authorized shares	40,000,000	—	—		—	—
Options cancelled	148,900	(148,900)	$0.15	—	$10.80	$1.92
Options exercised	—	(10,000)	$0.16	—	$0.16	$0.16
Restricted stock awards granted	(1,213,333)	—	$—	—	$—	$—
Restricted stock awards cancelled	150,000	—	$—	—	$—	$—

Balance at December 31, 2013	40,869,591	7,766,300	$0.12	—	$12.00	$0.71

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2013:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average		Average
	Of	Contractual	Exercise	Number of	Exercise
Exercise Price Range	Shares	Life (In Years)	Price	Shares	Price
$0.12 - $0.13	370,000	6.90	$0.12	355,000	$0.12
$0.15 - $0.15	1,071,000	7.69	0.15	861,000	0.15
$0.16 - $0.17	1,233,000	7.50	0.17	733,000	0.16
$0.18 - $0.18	1,344,000	6.00	0.18	1,344,000	0.18
$0.19 - $0.25	1,211,500	5.41	0.23	1,199,000	0.23
$0.39 - $1.60	1,347,800	3.89	1.26	1,347,800	1.26
$1.64 - $1.87	999,000	2.57	1.80	999,000	1.80
$3.14 - $6.90	156,000	1.39	4.77	156,000	4.77
$7.95 - $7.95	12,000	1.07	7.95	12,000	7.95
$12.00 - $12.00	22,000	0.16	12.00	22,000	12.00

	7,766,300	5.50	$0.71	7,028,800	$0.77

Schedule of Unvested Restricted Stock and Performance Bonus Stock Award

A summary of the activity of the Company’s unvested restricted stock and performance bonus stock award activities for the years ending December 31, 2013 and 2012 is presented below. The ending balances represent the maximum number of shares that could be earned or vested under the 2005 Plan:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance at December 31, 2011	938,976	0.19
Restricted stock awards granted	1,884,417	0.14
Restricted share awards vested	(1,370,309)	0.16

Balance at December 31, 2012	1,453,084	0.14
Restricted stock awards granted	1,213,333	0.16
Restricted stock awards cancelled	(150,000)	0.15
Restricted share awards vested	(1,747,750)	0.14

Balance at December 31, 2013	768,667	0.18

Employee Stock Purchase Plan

The fair value of employee stock purchase rights under the ESPP is determined using the Black-Scholes option pricing model and the following weighted average assumptions:

	Years Ended December 31,
	2013	2012
Employee Stock Purchase Plan
Dividend yield	0.0%	0.0%
Volatility factor	245.1%	105.3%
Risk-free interest rate	0.2%	1.0%
Expected life (years)	2.00	2.00
Weighted-average fair value of purchase rights granted during the period	$0.14	$0.12

Schedule of Stock Based Compensation Expenses

The following table shows stock-based compensation expense included in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2013 and 2012, (in thousands, except per share amounts):

	2013	2012
Costs and Expenses
Research and development	$138	$102
General and administrative	283	371

Total employee stock-based compensation expense	$421	$473

Impact on basic and diluted net loss per common share	$(0.00)	$(0.00)

Schedule of Stock Based Compensation Valuation Assumption

The weighted average assumptions for employee and non-employee options are as follows:

	Years Ended December 31
	2013	2012
Dividend yield	0.0%	0.0%
Volatility factor	173.0%	172.0%
Risk-free interest rate	1.4%	0.8%
Expected term (years)	5.7	5.3
Weighted-average fair value of options granted during the periods	$0.15	$0.14